Document and Entity Information	Jun. 22, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2016
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jun. 22, 2016
Document Effective Date	Jun. 22, 2016
Prospectus Date	Dec. 31, 2015
Campbell Core Trend Fund | Institutional Shares
Prospectus:
Trading Symbol	CCTFX